Deposits Paid for Acquisition of Investments - Additional Information (Detail) ¥ in Thousands, HKD in Thousands, $ in Thousands				12 Months Ended
	Jun. 30, 2011 CNY (¥)	Jun. 01, 2011 CNY (¥)	Jun. 01, 2011 HKD	Dec. 31, 2015 CNY (¥)	Dec. 31, 2011 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 HKD	Sep. 28, 2012 HKD	Sep. 28, 2012 USD ($)	Jun. 01, 2011 HKD	Apr. 24, 2008 CNY (¥)	Apr. 15, 2008 CNY (¥)
Deposit Paid for Acquisition of Investments Disclosure [Line Items]
Deposited in earnest money						¥ 127,278	HKD 154,800
Deposits paid for acquisition of investment				¥ 0
Million Cube [Member]
Deposit Paid for Acquisition of Investments Disclosure [Line Items]
Equity interest percentage								40.00%	40.00%
Total consideration for acquisition								HKD 200,000	$ 25,600
Wealth Faith Wholly Owned Subsidiary [Member]
Deposit Paid for Acquisition of Investments Disclosure [Line Items]
Refundable deposits amount paid		¥ 127,278	HKD 154,800
Debt instrument, maturity date		Jul. 07, 2011	Jul. 07, 2011
Wealth Faith Wholly Owned Subsidiary [Member] | Settlement of Convertible Notes of Rosedale Plus Accrued Interest [Member]
Deposit Paid for Acquisition of Investments Disclosure [Line Items]
Deposit paid was funded by third party		¥ 59,778								HKD 73,800
Wealth Faith Wholly Owned Subsidiary [Member] | Refund of Acquisition of a Property Investment Company [Member]
Deposit Paid for Acquisition of Investments Disclosure [Line Items]
Deposit paid was funded by third party	¥ 67,500
Wealth Faith Wholly Owned Subsidiary [Member] | Always Rich Resources Inc. [Member]
Deposit Paid for Acquisition of Investments Disclosure [Line Items]
Equity interest percentage												10.00%
Total consideration for acquisition												¥ 150,000
Deposit paid											¥ 75,000
Deposit refunded	¥ 67,500
Administrative fee					¥ 7,500